Pension and Other Employee Benefits - Summary of Allocation of Fair Value of Plan Assets of Defined Contribution Plans (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Fair Value Of Plan Assets [Line Items]
Investments in listed and unlisted equity securities	94.00%	86.00%
Smart and Subsidiaries [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Investments in debt and fixed income securities and others	67.00%	64.00%
Investments in listed and unlisted equity securities	33.00%	36.00%
Percentage of investments in pension plan assets	100.00%	100.00%